Exploration and Evaluation Expenses and Cost Recoveries	12 Months Ended
Mar. 31, 2024
Exploration and Evaluation Expenses and Cost Recoveries
Exploration and Evaluation Expenses and Cost Recoveries
7.	EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

Below is a summary of the Company’s major exploration property interests, together with the material property transactions.

(a)	IKE District

The IKE Property mineral claims (a subset of the IKE District mineral tenure) carry a net smelter return (“NSR”) royalty obligation of 1%, subject to a $2 million cap and which the Company is able to purchase at any time by payment of the same amount. These claims carry an additional NSR royalty of 2%, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

The Granite Property mineral claims (a subset of the IKE District mineral tenure) are subject to a 2% NSR royalty which can be purchased for $2 million. In addition, there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

The entire IKE District is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b)	JOY District

In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors to purchase 100% of the JOY Property mineral claims (a subset of the JOY District mineral tenure) for the reimbursement of the vendor’s direct acquisition costs of $335,299.

In addition, the Company concluded agreements with each of Gold Fields Toodoggone Exploration Corporation (“GFTEC”) and Cascadero Copper Corporation (“Cascadero”) in mid-2017 pursuant to which the Company can purchase 100% of the PINE Property mineral claims (a subset of the JOY District Mineral tenure).

In October 2018, Amarc acquired a 100% interest in Cascadero’s 49% interest in the PINE Property by completing total cash payments of $1 million and issuing 5,277,778 common shares.

In December 2019, the Company amended the GFTEC Agreement to purchase GFTEC’s 51% interest in the PINE Property. Under the terms of the amendment Amarc purchased outright GFTEC’s 51% interest in the PINE Property by issuing to GFTEC 5,000,000 common shares of the Company. As such, Amarc now holds a 100% interest in the PINE Property mineral claims.

The PINE Property is subject to a 3% underlying NSR royalty payable (“Underlying NSR”) to a former owner. The Company reached an agreement with the former owner to cap the 3% NSR royalty at $5 million payable from production for consideration totaling $100,000 and 300,000 common shares payable in stages through to January 31, 2019 (completed).

GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to the Underlying NSR and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares.

In November 2019 Amarc entered into a purchase agreement with two prospectors to acquire 100% of a single mineral claim, called the Paula Property, located internal to the wider JOY District mineral tenure. The claim is subject to a 1% NSR royalty payable from commercial production that is capped at $500,000.

JOY District Agreement with Freeport

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly-owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “Agreement”) whereby Freeport may acquire up to a 70% ownership interest of the Company’s JOY porphyry Cu-Au District Property.

Under the terms of the Agreement, Freeport has a two-stage option to earn up to a 70% ownership interest in the mineral claims comprising the JOY District, plus other rights and interests, over a 10 year period.

To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5- year term.

These optional earn-in expenditures can be accelerated by Freeport at its discretion. Amarc will be operator during the initial earn-in period. Once Freeport has acquired such 60% interest, Amarc and Freeport will proceed to operate the JOY District through a jointly owned corporation with Freeport assuming project operatorship.

Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years.

Once Freeport has finalized its earned ownership interest at either the 60% or 70% level, each party will be responsible for funding its own pro-rata share of project costs on a 60:40 or 70:30 basis.

The Company initially records the amounts of contributions received or receivable from Freeport pursuant to the Agreement as a liability (advanced contributions received) in the statements of financial position, and subsequently reallocates amounts as cost recoveries in the statements of (income) loss as the Company incurs the related expenditures. During the year ended March 31, 2024, the Company recorded advanced contributions balance of $1,187,195.

During the year ended March 31, 2024, the Company recorded a gross amount of cost recovery of $4,257,245 offsetting the expenditures incurred pursuant to the Agreement.

During the year ended March 31, 2024, the Company earned a fee of $85,000 as the project operator.

(c)	DUKE District

The DUKE District is located in central BC. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (Note 12(c)) to purchase a 100% interest in the DUKE Property mineral claims (a subset of the DUKE District mineral tenure) for the reimbursement of the vendor’s direct acquisition costs of $168,996.

DUKE District Agreement with Boliden

On November 22, 2022, the Company announced that it had entered into a Mineral Property Earn-in Agreement (the "Agreement") with Boliden Mineral Canada Ltd. (“Boliden”), a wholly-owned subsidiary of the Boliden Group. Under the terms of the Agreement, Boliden has a two-staged option to earn up to a 70% interest in the DUKE District.

To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the Agreement, of which $5 million is a committed amount to be spent in calendar 2022 and early calendar 2023. Amarc will be the operator during this initial earn-in stage.

Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. Once Boliden has earned a 60% interest it will also have the right to become the operator.

Upon Boliden finalizing its earned ownership interest, Amarc and Boliden will form either a 60:40 or 70:30 unincorporated joint venture to further advance the DUKE District. At that stage, each party will be responsible for funding its own pro-rata share of project costs, or be subject to customary equity dilution, converting to a capped royalty if it falls below a 10% participating interest.

The Company initially records the amounts of contributions received or receivable from Boliden pursuant to the Agreement as a liability (advanced contributions received) in the statements of financial position, and subsequently recognizes amounts as cost recoveries in the statements of (income) loss as the Company incurs the related expenditures. During the year ended March 31, 2024, the Company recorded advanced contributions balance of $3,945,526.

During the year ended March 31, 2024, the Company recorded a gross amount of cost recovery of $7,844,221 offsetting the expenditures incurred pursuant to the Agreement.

During the year ended March 31, 2024, the Company earned a fee of $611,248 as the project operator.

DUKE District Capped Royalty

Amarc holds 100% interest in the 722 km2 DUKE District which is largely free of any underlying royalty.

On July 7, 2023, the Company entered into a mineral property option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property, subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR shall cease. To acquire the property, the Company must issue 200,000 common shares and make annual cash payments of $5,000 to the optionor plus funding an annual scholarship for Indigenous students for a period of 10 years in the amount of $20,000 per year.

(d)	Other property transactions

On December 16, 2020 (the “Closing Date”), the Company closed the sale of its Newton Property, located in south-central BC, to Isaac Mining Corp. (“IMC”), an arms-length private company and a wholly-owned subsidiary of Carlyle Commodities Corp. (“Carlyle”). Pursuant to this sale, the Company received $300,000 in cash from IMC and 550,000 post-consolidated common shares and 550,000 post consolidated warrants of Carlyle as consideration, exercisable at $5 per post-consolidated warrant until December 8, 2025. The 550,000 post-consolidated common shares were measured at $907,500 based on the fair market value of $1.65 per post-consolidated share on the Closing Date. The 550,000 post-consolidated warrants were measured at $727,000 using the Black-Scholes option pricing model with the following assumptions: risk free-interest rate – 0.38%; dividend yield – 0.00%; expected volatility – 139.0%; expected life – 4.98 years.

On May 16, 2022, the Company entered into a mineral claims option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property, subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10,000,000 has been paid after which the NSR royalty reduces to 0.5%. The Company paid $100,000 during the year ended March 31, 2023 and shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1,000,000 has been paid to optionor.